Summary of Significant Accounting Policies - Additional Information (Detail) - ARS ($)		12 Months Ended
	Feb. 24, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017
Disclosure of significant accounting policies [line items]
Goodwill impairment loss		$ 0	$ 0
Current statutory rate		30.00%	35.00%
Tax rate at the end of each year		1.00%
Income tax withholding rate		35.00%
Percentage of single and final tax payment on dividend		10.00%
Applicable tax rate		30.00%	35.00%	35.00%
Personal assets tax rate		0.25%
Receivables		$ 5,014,497	$ 224,639
Dividend withholding percentage		7.00%
Percentage of levy of taxes on dividends		10.00%
Business combination under common control				$ (96,245,381)
Legal reserve allowed proportion of subscribed capital adjustment		20.00%
Maximum options exercise, term	5 years
Number of virtual shares granted	215,307
Real property [member]
Disclosure of significant accounting policies [line items]
Applicable tax rate		8.00%
Inventories [member]
Disclosure of significant accounting policies [line items]
Applicable tax rate		15.00%
Rest of assets [member]
Disclosure of significant accounting policies [line items]
Applicable tax rate		10.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Legal reserve as percentage of net income		5.00%
Cofesur S.A. [member]
Disclosure of significant accounting policies [line items]
Interest acquired					2.36%
Proportion of ownership interest in subsidiary		100.00%	100.00%	97.64%
Yguazu Cementos S.A. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		51.00%	51.00%	51.00%
Ferrosur Roca S.A. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		80.00%	80.00%	78.12%
Other capital adjustments [member]
Disclosure of significant accounting policies [line items]
Business combination under common control				$ (743,298,310)
Non-controlling Interests [member]
Disclosure of significant accounting policies [line items]
Business combination under common control				647,052,929
Non-controlling Interests [member] | Yguazu Cementos S.A. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		49.00%
Non-controlling Interests [member] | Ferrosur Roca S.A. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary			20.00%
Yguazu Cementos S.A. [member] | Other capital adjustments [member]
Disclosure of significant accounting policies [line items]
Business combination under common control				$ (743,298,310)
Proportion of equity interest in subsidiary				16.00%
Paraguay [member]
Disclosure of significant accounting policies [line items]
Applicable tax rate		10.00%	10.00%	10.00%
Ferrosur Roca Management Trust [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		100.00%
2020 and onwards [member]
Disclosure of significant accounting policies [line items]
Current statutory rate		25.00%
Dividend withholding percentage		13.00%
2020 and onwards [member] | Deferred tax sssets and liabilities [member]
Disclosure of significant accounting policies [line items]
Applicable tax rate		25.00%
2019 [member]
Disclosure of significant accounting policies [line items]
Current statutory rate		30.00%
Dividend withholding percentage		7.00%
2019 [member] | Deferred tax sssets and liabilities [member]
Disclosure of significant accounting policies [line items]
Applicable tax rate		30.00%
Up to a year [member]
Disclosure of significant accounting policies [line items]
Future minimum payments stemming from operating leases that may not be cancelled		$ 36,830,396
One to five years [member]
Disclosure of significant accounting policies [line items]
Future minimum payments stemming from operating leases that may not be cancelled		$ 171,437,429
2020 [member]
Disclosure of significant accounting policies [line items]
Percentage of levy of taxes on dividends		7.00%
2021 and beyond [member]
Disclosure of significant accounting policies [line items]
Percentage of levy of taxes on dividends		13.00%
First Fiscal Year [member]
Disclosure of significant accounting policies [line items]
Percentage of reduction on residual value of revalued asset		60.00%
Second fiscal year [member]
Disclosure of significant accounting policies [line items]
Percentage of reduction on residual value of revalued asset		30.00%
Second anniversary [member]
Disclosure of significant accounting policies [line items]
Percentage of exercise of granting options	34.00%
Third anniversary [member]
Disclosure of significant accounting policies [line items]
Percentage of exercise of granting options	67.00%
Fourth anniversary [member]
Disclosure of significant accounting policies [line items]
Percentage of exercise of granting options	100.00%